Property, Plant And Equipment - Summary Of Detailed Information About Property, Plant And Equipment (Detail) R$ in Thousands	6 Months Ended
Jun. 30, 2020 BRL (R$)
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 1,773,889
Acquisition of subsidiary	2,886,209
Additions	(209,729)
Write-offs	(6,893)
Reversal of impairment (impairment loss)	(17,209)
Transfers	13,198
Exchange variation	911,300
Property, Plant And Equipment, Ending	R$ 5,350,765
Vehicles [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	2 years
Vehicles [member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Templates [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Tools And Accessories [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Tools And Accessories [member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years
Facilities [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Facilities [member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	60 years
Machinery and accessories [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Machinery and accessories [member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	15 years
Leasehold improvements [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	2 years
Leasehold improvements [member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	14 years
Buildings [member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	60 years
Furniture and fixtures [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	2 years
Furniture and fixtures [member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	25 years
IT equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
IT equipment [member] | Top of range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	15 years
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	R$ 3,314,514
Acquisition of subsidiary	2,886,209
Additions	146,925
Write-offs	(30,289)
Reversal of impairment (impairment loss)	(17,209)
Transfers	15,454
Exchange variation	1,084,526
Property, Plant And Equipment, Ending	7,400,130
Cost [Member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	45,578
Acquisition of subsidiary	25,789
Additions	128
Write-offs	(4,519)
Reversal of impairment (impairment loss)
Transfers	2,171
Exchange variation	12,042
Property, Plant And Equipment, Ending	81,189
Cost [Member] | Templates [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	192,556
Acquisition of subsidiary
Additions	8
Write-offs	(19,713)
Reversal of impairment (impairment loss)
Transfers	4,690
Exchange variation	8,065
Property, Plant And Equipment, Ending	185,606
Cost [Member] | Tools And Accessories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	11,974
Acquisition of subsidiary	52,410
Additions	4,362
Write-offs	(158)
Reversal of impairment (impairment loss)
Transfers	(876)
Exchange variation	12,721
Property, Plant And Equipment, Ending	80,433
Cost [Member] | Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	309,772
Acquisition of subsidiary	1,431
Additions	23
Write-offs	(3,428)
Reversal of impairment (impairment loss)
Transfers	3,298
Exchange variation	10,922
Property, Plant And Equipment, Ending	322,018
Cost [Member] | Machinery and accessories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	866,451
Acquisition of subsidiary	746,734
Additions	7,352
Write-offs	(925)
Reversal of impairment (impairment loss)
Transfers	45,638
Exchange variation	171,314
Property, Plant And Equipment, Ending	1,836,564
Cost [Member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	615,103
Acquisition of subsidiary	58,548
Additions	11,653
Write-offs	(1,177)
Reversal of impairment (impairment loss)	(8,650)
Transfers	5,618
Exchange variation	177,970
Property, Plant And Equipment, Ending	859,065
Cost [Member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	386,957
Acquisition of subsidiary	1,168,837
Additions	3,484
Write-offs	1,590
Reversal of impairment (impairment loss)	324
Transfers	20,246
Exchange variation	293,891
Property, Plant And Equipment, Ending	1,875,329
Cost [Member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	397,727
Acquisition of subsidiary	32,566
Additions	10,622
Write-offs	(1,012)
Reversal of impairment (impairment loss)	(8,883)
Transfers	7,545
Exchange variation	95,387
Property, Plant And Equipment, Ending	533,952
Cost [Member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	35,157
Acquisition of subsidiary	568,470
Additions
Write-offs	73
Reversal of impairment (impairment loss)
Transfers	4,060
Exchange variation	191,749
Property, Plant And Equipment, Ending	799,509
Cost [Member] | IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	297,228
Acquisition of subsidiary	112,369
Additions	4,691
Write-offs	(494)
Reversal of impairment (impairment loss)
Transfers	12,550
Exchange variation	85,224
Property, Plant And Equipment, Ending	511,568
Cost [Member] | Other assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning
Acquisition of subsidiary	40,090
Additions
Write-offs
Reversal of impairment (impairment loss)
Transfers
Exchange variation	14,086
Property, Plant And Equipment, Ending	54,176
Cost [Member] | Projects In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	156,011
Acquisition of subsidiary	78,965
Additions	104,602
Write-offs	(526)
Reversal of impairment (impairment loss)
Transfers	(89,486)
Exchange variation	11,155
Property, Plant And Equipment, Ending	260,721
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(1,540,625)
Acquisition of subsidiary
Additions	(356,654)
Write-offs	23,396
Reversal of impairment (impairment loss)
Transfers	(2,256)
Exchange variation	(173,226)
Property, Plant And Equipment, Ending	(2,049,365)
Depreciation [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(16,924)
Acquisition of subsidiary
Additions	(12,932)
Write-offs	2,174
Reversal of impairment (impairment loss)
Transfers	(2,093)
Exchange variation	(3,524)
Property, Plant And Equipment, Ending	(33,299)
Depreciation [member] | Templates [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(175,938)
Acquisition of subsidiary
Additions	(4,824)
Write-offs	19,684
Reversal of impairment (impairment loss)
Transfers
Exchange variation	(172)
Property, Plant And Equipment, Ending	(161,250)
Depreciation [member] | Tools And Accessories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(3,255)
Acquisition of subsidiary
Additions	(20,769)
Write-offs
Reversal of impairment (impairment loss)
Transfers	10
Exchange variation	(2,451)
Property, Plant And Equipment, Ending	(26,465)
Depreciation [member] | Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(167,362)
Acquisition of subsidiary
Additions	(11,582)
Write-offs	282
Reversal of impairment (impairment loss)
Transfers	900
Exchange variation	(3,269)
Property, Plant And Equipment, Ending	(181,031)
Depreciation [member] | Machinery and accessories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(416,736)
Acquisition of subsidiary
Additions	(95,836)
Write-offs	157
Reversal of impairment (impairment loss)
Transfers	(1,072)
Exchange variation	(16,382)
Property, Plant And Equipment, Ending	(529,869)
Depreciation [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(267,371)
Acquisition of subsidiary
Additions	(60,425)
Write-offs	450
Reversal of impairment (impairment loss)
Transfers	25
Exchange variation	(68,175)
Property, Plant And Equipment, Ending	(395,496)
Depreciation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(101,785)
Acquisition of subsidiary
Additions	(51,515)
Write-offs
Reversal of impairment (impairment loss)
Transfers
Exchange variation	(4,847)
Property, Plant And Equipment, Ending	(158,147)
Depreciation [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(193,973)
Acquisition of subsidiary
Additions	(44,342)
Write-offs	612
Reversal of impairment (impairment loss)
Transfers	(26)
Exchange variation	(43,546)
Property, Plant And Equipment, Ending	(281,275)
Depreciation [member] | IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning	(197,281)
Acquisition of subsidiary
Additions	(47,588)
Write-offs	37
Reversal of impairment (impairment loss)
Transfers
Exchange variation	(30,091)
Property, Plant And Equipment, Ending	(274,923)
Depreciation [member] | Other assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant And Equipment, Beginning
Acquisition of subsidiary
Additions	(6,841)
Write-offs
Reversal of impairment (impairment loss)
Transfers
Exchange variation	(769)
Property, Plant And Equipment, Ending	R$ (7,610)